Assets Held for Sale	12 Months Ended
Dec. 31, 2025
Assets Held For Sale [Abstract]
Assets held for sale	Assets held for sale

	United States Dollars
Figures in millions unless otherwise stated	2025	2024

(a) O3 Mining Inc. (“O3 Mining”)	—	21.1
(b) Royalties	77.5	—
Assets held for sale	77.5	21.1
(a)  O3 Mining
On 12 December 2024, Agnico Eagle Mines Limited ("Agnico Eagle") and O3 Mining Inc. ("O3 Mining") announced that they entered into a definitive support agreement, pursuant to which Agnico Eagle agreed to offer to acquire, directly or indirectly, all of the outstanding common shares of O3 Mining at US$1.67 per common share.
At 31 December 2024, the investment in O3 Mining was presented as an asset held for sale as Gold Fields entered into the lock-up agreement with Agnico Eagle before 31 December 2024.
On 24 January 2025, Agnico Eagle acquired 110,424,431 common shares of O3 Mining, which included the Gold Fields owned shares, representing approximately 94.1% of the outstanding common shares. Gold Fields received US$21.3 million for the disposal of its O3 Mining shares.
(b)  Sale of royalty portfolio
On 12 December 2025, Gold Fields entered into agreements to sell a portfolio of royalty assets for a total cash consideration of
US$115.0 million and its right to the Asanko deferred and contingent considerations for US$30.0 million and US$22.0 million, respectively.
Certain assets within the royalty portfolio, having a combined a value of US$77.5 million, were subject to a third‑party right of first refusal (“ROFR”). Completion of the overall transaction was conditional upon the purchaser acquiring these royalties.
At 31 December 2025, the US$77.5 million royalties were presented as assets held for sale as the sale was considered highly probable in the sense that they will be purchased either by the purchaser or the third party. A fair value gain of US$77.5 million was recognised in profit or loss.
At that date, the outcome of the ROFR was unknown and no evidence existed that the sale of the remaining royalty portfolio amounting to US$37.5 million or the deferred and contingent considerations were highly probably and therefore they were not recognised as held for sale. Refer note 40.
(c)  Rusoro
On 9 January 2024, Gold Fields announced that it entered into a share purchase agreement (the “Agreement”) with Fulcrum
Global Markets LLC, a Delaware limited liability company (“Fulcrum”), to sell its 140,000,001 common shares (“Common Shares”)
in the capital of Rusoro for an aggregate initial cash purchase price of US$62.3 million and certain additional contingent consideration upon the occurrence of specified events described below (the “Transaction”).
Under the Agreement, Gold Fields will be entitled to receive from Fulcrum the following additional contingent consideration for the Common Shares to be purchased by Fulcrum (the “Purchased Shares”):
•A top-up amount in cash calculated in accordance with the Agreement in the event that, within 18 months following closing of the Transaction, Fulcrum or any of its affiliates acquires, directly or indirectly, in one or more transactions, additional Common
Shares which collectively result in their aggregate holdings exceeding 50% of the issued and outstanding Common Shares; and
•An amount in cash equal to 15% of the value of any gross proceeds paid at any time to Fulcrum or any of its affiliates by Rusoro or third parties in respect of the Purchased Shares (including in connection with any disposition of the Purchased Shares, or as a dividend, distribution, return of capital, share repurchase or similar amount), to the extent that the gross amount of such cumulative proceeds exceeds US$210 million.
The investment in Rusoro was presented as an asset held for sale at 31 December 2023 as Fulcrum was in advanced discussions with Gold Fields at 31 December 2023 to purchase the Rusoro shares from Gold Fields.
The US$62.3 million was received by Gold Fields on 22 January 2024, resulting in the recognition of a profit on disposal of
Rusoro amounting to US$62.3 million in 2024.